BORROWINGS BORROWINGS - Repurchase Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Securities Sold under Agreements to Repurchase	$ 126,594
Carrying Value of Securities Sold under Repurchase Agreements and Deposits Received for Securities Loaned	126,700	$ 90,200
Collateralized Mortgage Obligations
Securities Sold under Agreements to Repurchase	47,359
Mortgage-backed securities
Securities Sold under Agreements to Repurchase	$ 79,235